SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Lease expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Contingent rents recognised as income [abstract]
Amount recognized in the consolidated statement or earnings and comprehensive income relating to operating leases	$ 35,800	$ 35,700
Future minimum lease payments under non-cancellable leases	113,287
Within 1 year
Contingent rents recognised as income [abstract]
Future minimum lease payments under non-cancellable leases	21,795
Between 1 and 5 years
Contingent rents recognised as income [abstract]
Future minimum lease payments under non-cancellable leases	51,723
More than 5 years
Contingent rents recognised as income [abstract]
Future minimum lease payments under non-cancellable leases	$ 39,769